ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Accounts payable:
Clinical and regulatory expenses	$ 252	$ 83
Professional fee	807	2,157
Selling expenses	1,568	382
Manufacturing costs	2,198
Other vendors	487	980
Total accounts payable	5,312	3,602
Accrued interest payable, related parties	1,553	842
Accrued interest payable	2,270	2,138
Accrued expenses:
Payroll expenses	803	713
Accrued rebates	1,400	1,744
Other accrued expenses	117	83
Total accrued expenses	2,320	2,540
Total accounts payable and accrued expenses	$ 11,455	$ 9,122